Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic
Current tax expenses	$ (59,567)	$ (60,434)	$ (79,860)
Income tax expense for year	$ (59,567)	$ (60,434)	$ (79,860)